Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,000,000
Previously Paid Amount	0
Total Fee Amount	47,850
Total Offset Amount	0
Net Fee	$ 47,850
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A